4. Intangible Assets - Future Amortization of Intangible Assets (Details) (USD $)	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2014	$ 2,457
2015	2,457
2016	2,457
2017	2,457
2018	2,457
2019 and Thereafter	12,411
Total	$ 24,697